RELATED PARTY TRANSACTIONS AND AMOUNTS OWING (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended			159 Months Ended
	Jan. 28, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Share-based Compensation		$ 9,452	$ 81,178	$ 195,399	$ 286,029
Stock Issued During Period, Shares, Acquisitions	4,789,035
Company Controlled by Officers [Member]
Due to Related Parties		12,889			12,889
Companies Controlled by Officers [Member]
Due from Related Parties			18,815
Companies Controlled by Officers [Member] | Management Fees [Member]
Related Party Transaction, Amounts of Transaction				256,327
Director and Companies Controlled by a Director [Member]
Due to Related Parties		4,534,392			4,534,392
Due from Related Parties			2,073,965
Directors and Officers [Member] | Consulting Fees [Member]
Share-based Compensation		3,972	50,004	131,118
Companies Controlled by a Director [Member] | Management Fees [Member]
Related Party Transaction, Amounts of Transaction		240,210	256,858
Director [Member] | Notes Payable [Member]
Due to Related Parties		$ 0	$ 0	$ 27,945	$ 0